Segment reporting (Tables)	3 Months Ended
Jun. 30, 2018
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
CHF million					Services	Group ALM	Non-core and Legacy Portfolio

For the six months ended 30 June 2018[1]
Net interest income	1,998	989	(16)	290	(179)	(368)	13	2,729
Non-interest income	6,264	897	907	4,413	37	(121)	180	12,577
Allocations from CC Group ALM	88	29	7	(204)	25	100	(44)	0
Income	8,350	1,915	899	4,499	(116)	(389)	148	15,305
Credit loss (expense) / recovery	2	(35)	0	(21)	0	0	(1)	(53)
Total operating income	8,352	1,880	899	4,478	(116)	(389)	147	15,252
Personnel expenses	3,766	398	356	1,667	1,847	18	19	8,073
General and administrative expenses	589	115	97	287	1,766	20	66	2,940
Services (to) / from CC and other BDs	1,805	573	237	1,357	(4,065)	1	91	0
of which: services from CC Services	1,755	615	258	1,313	(4,101)	81	79	0
Depreciation and impairment of property, equipment and software	2	6	1	4	542	0	0	556
Amortization and impairment of intangible assets	25	0	1	5	1	0	0	32
Total operating expenses	6,187	1,093	692	3,320	92	39	177	11,600
Operating profit / (loss) before tax	2,165	787	207	1,158	(207)	(428)	(30)	3,652
Tax expense / (benefit)								851
Net profit / (loss)								2,801

As of 30 June 2018
Total assets	197,729	135,929	27,570	262,221	20,944	261,308	38,781	944,482

For the six months ended 30 June 2017[1]
Net interest income	1,764	940	(15)	452	(153)	115	10	3,113
Non-interest income	5,986	870	935	3,859	55	(5)	34	11,734
Allocations from CC Group ALM	190	103	9	(174)	60	(139)	(50)	0
Income	7,940	1,914	929	4,137	(37)	(30)	(6)	14,847
Credit loss (expense) / recovery	(2)	(21)	0	(12)	0	0	(11)	(46)
Total operating income	7,938	1,893	929	4,124	(37)	(30)	(16)	14,801
Personnel expenses	3,758	437	357	1,591	1,888	17	25	8,074
General and administrative expenses	578	134	109	256	1,920	7	(12)	2,994
Services (to) / from CC and other BDs	1,757	542	247	1,335	(3,984)	(13)	116	0
of which: services from CC Services	1,703	587	266	1,287	(4,006)	65	97	0
Depreciation and impairment of property, equipment and software	2	6	1	5	491	0	0	505
Amortization and impairment of intangible assets	23	0	2	6	6	0	0	37
Total operating expenses	6,119	1,119	716	3,194	321	12	129	11,609
Operating profit / (loss) before tax	1,819	774	213	931	(358)	(41)	(146)	3,192
Tax expense / (benefit)								701
Net profit / (loss)								2,490

As of 31 December 2017
Total assets	190,074	135,556	14,269	262,931	20,875	245,737	46,200	915,642
1 Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.